Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2026
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 18, 2026
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Sep. 28, 2026
Virtus Stone Harbor Emerging Markets Bond Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSHAX
Virtus Stone Harbor Emerging Markets Bond Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHCDX
Virtus Stone Harbor Emerging Markets Debt Income Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSHCX
Virtus Stone Harbor Emerging Markets Debt Income Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHMDX
Virtus Stone Harbor Local Markets Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSHEX
Virtus Stone Harbor Local Markets Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHLMX